Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

3. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Input value added tax (“VAT”)	2,704,180	3,012,307
Prepaid expenses	102,438	93,627
Accrued interest income	135,096	402,839
Deposits	104,408	182,522
Others	726,255	638,369
Total	3,772,377	4,329,664